December 31, 2008	• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Annual
Report

PACIFIC SELECT EXEC SEPARATE ACCOUNT

     The 2008 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Small-Cap Growth	Small-Cap Growth	24,728	$220,536	$157,868
International Value	International Value	143,668	2,211,188	1,253,595
Long/Short Large-Cap (1)	Long/Short Large-Cap	11,262	107,363	73,767
International Small-Cap	International Small-Cap	15,152	133,658	81,764
Equity Index	Equity Index	48,959	1,269,496	959,110
Small-Cap Index	Small-Cap Index	78,181	861,239	609,958
Diversified Research	Diversified Research	36,624	377,072	248,878
Equity	Equity	7,290	129,119	81,753
American Funds® Growth-Income	American Funds Growth-Income	49,274	531,955	357,993
American Funds Growth	American Funds Growth	40,283	448,379	276,553
Large-Cap Value	Large-Cap Value	199,498	2,426,668	1,732,416
Technology	Technology	39,773	172,192	118,618
Short Duration Bond	Short Duration Bond	59,369	569,493	522,788
Floating Rate Loan	Floating Rate Loan	7,673	68,995	47,256
Diversified Bond	Diversified Bond	24,030	228,879	207,863
Growth LT	Growth LT	31,105	504,440	413,309
Focused 30	Focused 30	21,353	159,782	160,717
Health Sciences	Health Sciences	160,178	1,589,444	1,182,256
Mid-Cap Equity (2)	Mid-Cap Equity (2)	110,197	1,420,716	958,401
Large-Cap Growth	Large-Cap Growth	318,685	2,212,596	1,173,562
International Large-Cap	International Large-Cap	185,263	1,255,967	853,919
Small-Cap Value	Small-Cap Value	36,163	467,104	323,793
Multi-Strategy	Multi-Strategy	22,718	331,308	208,792
Main Street® Core	Main Street Core	52,766	962,828	695,968
Emerging Markets	Emerging Markets	65,852	593,142	579,763
Money Market	Money Market	137,724	1,391,880	1,390,812
High Yield Bond	High Yield Bond	73,006	461,387	340,625
Managed Bond	Managed Bond	138,371	1,510,092	1,456,258
Inflation Managed	Inflation Managed	95,434	1,050,169	949,780
Comstock	Comstock	71,067	635,268	422,126
Mid-Cap Growth	Mid-Cap Growth	195,211	1,694,936	926,712
Real Estate	Real Estate	53,730	700,549	471,553
Small-Cap Equity	Small-Cap Equity	7,749	92,306	71,536

	M Fund, Inc.
I (1)	Brandes International Equity	666	8,605	6,292
II	Turner Core Growth	809	10,974	7,852
III	Frontier Capital Appreciation	764	14,417	10,533
V	Business Opportunity Value	1,136	12,522	8,733

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	2,108	26,699	17,536
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	9,555	121,325	107,968

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	13,459	350,869	203,775
Fidelity VIP Freedom 2020 Service Class 2 (1)	Fidelity VIP Freedom 2020 Service Class 2	9,075	69,179	69,786
Fidelity VIP Freedom 2030 Service Class 2 (1)	Fidelity VIP Freedom 2030 Service Class 2	730	5,547	5,189
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	459	15,876	10,700
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	5,213	156,050	94,459
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	873	8,598	4,332

	Janus Aspen Series
International Growth Service Class	Janus Aspen International Growth Service Class	2,568	138,697	66,782
INTECH Risk-Managed Core Service Class	Janus Aspen INTECH Risk-Managed Core Service Class	381	4,356	3,016
Mid Cap Growth Service Class	Janus Aspen Mid Cap Growth Service Class	1,094	40,663	22,647

	Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Mid Cap Core — Class II (1)	Legg Mason Partners Variable Mid Cap Core - Class II	293	2,457	2,349

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class (1)	MFS New Discovery Series Service Class	370	4,488	2,964
MFS Utilities Series Service Class	MFS Utilities Series Service Class	5,876	172,476	105,828

See Notes to Financial Statements	See explanation of references on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2008

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Premier VIT
NACM Small Cap (1), (3)	NACM Small Cap (3)	871	$16,912	$11,674

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth — II	T. Rowe Price Blue Chip Growth - II	10,832	107,695	72,577
T. Rowe Price Equity Income — II	T. Rowe Price Equity Income - II	4,366	86,530	62,485

	Van Eck Worldwide Insurance Trust
Van Eck Worldwide Hard Assets	Van Eck Worldwide Hard Assets	8,144	254,612	152,706

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account and Mid-Cap Value Portfolio.

(3)	Formerly named OpCap Small Cap Variable Account and OpCap Small Cap Portfolio.

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap	Small-Cap	Index	Index	Research

ASSETS
Investments in portfolios, at value	$157,868	$1,253,595	$73,767	$81,764	$959,110	$609,958	$248,878
Receivables:
Due from Pacific Life & Annuity Company	23	81	—	3	1,963	37	—
Fund shares redeemed	—	—	21	—	—	—	2

Total Assets	157,891	1,253,676	73,788	81,767	961,073	609,995	248,880

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	21	—	—	—	2
Fund shares purchased	23	81	—	3	1,963	37	—

Total Liabilities	23	81	21	3	1,963	37	2

NET ASSETS	$157,868	$1,253,595	$73,767	$81,764	$959,110	$609,958	$248,878

Units Outstanding	29,129	169,416	11,175	14,750	134,873	56,553	29,649

Accumulation Unit Value	$5.42	$7.40	$6.60	$5.54	$7.11	$10.79	$8.39

Cost of Investments	$220,536	$2,211,188	$107,363	$133,658	$1,269,496	$861,239	$377,072

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

ASSETS
Investments in portfolios, at value	$81,753	$357,993	$276,553	$1,732,416	$118,618	$522,788	$47,256
Receivables:
Due from Pacific Life & Annuity Company	—	106	61	—	8	—	—
Fund shares redeemed	—	—	—	55	—	—	—

Total Assets	81,753	358,099	276,614	1,732,471	118,626	522,788	47,256

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	55	—	—	—
Fund shares purchased	—	106	61	—	8	—	—
Other	—	2	—	2	—	—	—

Total Liabilities	—	108	61	57	8	—	—

NET ASSETS	$81,753	$357,991	$276,553	$1,732,414	$118,618	$522,788	$47,256

Units Outstanding	16,611	44,237	34,210	188,843	26,008	48,726	6,810

Accumulation Unit Value	$4.92	$8.09	$8.08	$9.17	$4.56	$10.73	$6.94

Cost of Investments	$129,119	$531,955	$448,379	$2,426,668	$172,192	$569,493	$68,995

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (1)	Growth	Large-Cap

ASSETS
Investments in portfolios, at value	$207,863	$413,309	$160,717	$1,182,256	$958,401	$1,173,562	$853,919
Receivables:
Due from Pacific Life & Annuity Company	—	1	13	—	155	220	906

Total Assets	207,863	413,310	160,730	1,182,256	958,556	1,173,782	854,825

LIABILITIES
Payables:
Fund shares purchased	—	1	13	—	155	220	902

Total Liabilities	—	1	13	—	155	220	902

NET ASSETS	$207,863	$413,309	$160,717	$1,182,256	$958,401	$1,173,562	$853,923

Units Outstanding	21,181	86,675	13,974	106,666	76,504	234,734	88,042

Accumulation Unit Value	$9.81	$4.77	$11.50	$11.08	$12.53	$5.00	$9.70

Cost of Investments	$228,879	$504,440	$159,782	$1,589,444	$1,420,716	$2,212,596	$1,255,967

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

ASSETS
Investments in portfolios, at value	$323,793	$208,792	$695,968	$579,763	$1,390,812	$340,625	$1,456,258
Receivables:
Due from Pacific Life & Annuity Company	—	105	—	88	—	—	—
Fund shares redeemed	2	—	13	—	160	7	405

Total Assets	323,795	208,897	695,981	579,851	1,390,972	340,632	1,456,663

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	—	13	—	157	7	405
Fund shares purchased	—	105	—	56	—	—	—

Total Liabilities	2	105	13	56	157	7	405

NET ASSETS	$323,793	$208,792	$695,968	$579,795	$1,390,815	$340,625	$1,456,258

Units Outstanding	20,353	27,649	99,397	28,796	109,491	30,679	92,481

Accumulation Unit Value	$15.91	$7.55	$7.00	$20.13	$12.70	$11.10	$15.75

Cost of Investments	$467,104	$331,308	$962,828	$593,142	$1,391,880	$461,387	$1,510,092

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I	II

ASSETS
Investments in portfolios, at value	$949,780	$422,126	$926,712	$471,553	$71,536	$6,292	$7,852
Receivables:
Due from Pacific Life & Annuity Company	—	11	12	109	—	—	—
Fund shares redeemed	205	—	—	—	64	—	—

Total Assets	949,985	422,137	926,724	471,662	71,600	6,292	7,852

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	205	—	—	—	64	—	—
Fund shares purchased	—	11	12	109	—	—	—

Total Liabilities	205	11	12	109	64	—	—

NET ASSETS	$949,780	$422,126	$926,712	$471,553	$71,536	$6,292	$7,852

Units Outstanding	63,457	54,466	149,415	27,216	6,775	868	897

Accumulation Unit Value	$14.97	$7.75	$6.20	$17.33	$10.56	$7.25	$8.75

Cost of Investments	$1,050,169	$635,268	$1,694,936	$700,549	$92,306	$8,605	$10,974

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom 2020	Freedom 2030
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2	Service Class 2

ASSETS
Investments in portfolios, at value	$10,533	$8,733	$17,536	$107,968	$203,775	$69,786	$5,189
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	987	5,924	—

Total Assets	10,533	8,733	17,536	107,968	204,762	75,710	5,189

LIABILITIES
Payables:
Fund shares purchased	—	—	—	—	987	5,924	—

Total Liabilities	—	—	—	—	987	5,924	—

NET ASSETS	$10,533	$8,733	$17,536	$107,968	$203,775	$69,786	$5,189

Units Outstanding	1,075	900	2,413	9,692	24,889	10,569	860

Accumulation Unit Value	$9.79	$9.71	$7.27	$11.14	$8.19	$6.60	$6.03

Cost of Investments	$14,417	$12,522	$26,699	$121,325	$350,869	$69,179	$5,547

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2008

	Variable Accounts
					INTECH
	Fidelity VIP	Fidelity VIP	Fidelity VIP	International	Risk-Managed	Mid Cap
	Growth	Mid Cap	Value Strategies	Growth	Core	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class	Service Class

ASSETS
Investments in portfolios, at value	$10,700	$94,459	$4,332	$66,782	$3,016	$22,647

Total Assets	10,700	94,459	4,332	66,782	3,016	22,647

NET ASSETS (1)	$10,700	$94,459	$4,332	$66,782	$3,016	$22,647

Units Outstanding	1,528	12,120	755	11,681	471	3,642

Accumulation Unit Value	$7.00	$7.79	$5.74	$5.72	$6.41	$6.22

Cost of Investments	$15,876	$156,050	$8,598	$138,697	$4,356	$40,663

	Legg Mason
	Partners Variable	MFS New	MFS		T. Rowe Price	T. Rowe Price
	Mid Cap	Discovery Series	Utilities Series	NACM	Blue Chip	Equity
	Core - Class II	Service Class	Service Class	Small Cap (2)	Growth - II	Income - II

ASSETS
Investments in portfolios, at value	$2,349	$2,964	$105,828	$11,674	$72,577	$62,485

Total Assets	2,349	2,964	105,828	11,674	72,577	62,485

NET ASSETS (1)	$2,349	$2,964	$105,828	$11,674	$72,577	$62,485

Units Outstanding	372	514	15,280	2,098	10,376	8,070

Accumulation Unit Value	$6.31	$5.76	$6.93	$5.57	$6.99	$7.74

Cost of Investments	$2,457	$4,488	$172,476	$16,912	$107,695	$86,530

	Van Eck
	Worldwide
	Hard Assets

ASSETS
Investments in portfolios, at value	$152,706
Receivables:
Due from Pacific Life & Annuity Company	30

Total Assets	152,736

LIABILITIES
Payables:
Fund shares purchased	30

Total Liabilities	30

NET ASSETS	$152,706

Units Outstanding	12,941

Accumulation Unit Value	$11.80

Cost of Investments	$254,612

(1)	No outstanding liabilities for each of the variable accounts as of December 31, 2008.

(2)	Formerly named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	International	Long/Short	International	Equity	Small-Cap	Diversified
	Growth	Value	Large-Cap (1)	Small-Cap	Index	Index	Research

INVESTMENT INCOME
Dividends	$—	$54,760	$568	$2,488	$25,295	$17,447	$3,994

Net Investment Income	—	54,760	568	2,488	25,295	17,447	3,994

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(11,413)	(54,277)	(1,001)	(6,101)	(22,903)	(39,647)	(13,976)
Capital gain distributions	22,169	92,119	—	—	60,736	85,482	58,856

Realized Gain (Loss)	10,756	37,842	(1,001)	(6,101)	37,833	45,835	44,880

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(137,154)	(1,181,287)	(33,597)	(54,877)	(631,566)	(398,583)	(203,625)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($126,398)	($1,088,685)	($34,030)	($58,490)	($568,438)	($335,301)	($154,751)

		American Funds	American Funds	Large-Cap		Short Duration	Floating
	Equity	Growth-Income	Growth	Value	Technology	Bond	Rate Loan

INVESTMENT INCOME
Dividends	$624	$6,670	$2,207	$40,118	$188	$20,766	$3,787

Net Investment Income	624	6,670	2,207	40,118	188	20,766	3,787

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(5,528)	(9,546)	(9,717)	(42,931)	(5,552)	(5,803)	(4,778)
Capital gain distributions	16,621	18,646	49,155	90,313	38,613	—	—

Realized Gain (Loss)	11,093	9,100	39,438	47,382	33,061	(5,803)	(4,778)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(68,932)	(213,146)	(217,262)	(997,673)	(156,913)	(44,162)	(18,862)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($57,215)	($197,376)	($175,617)	($910,173)	($123,664)	($29,199)	($19,853)

	Diversified	Growth	Focused	Health	Mid-Cap	Large-Cap	International
	Bond	LT	30	Sciences	Equity (2)	Growth	Large-Cap

INVESTMENT INCOME
Dividends	$8,475	$2,984	$102	$18,359	$21,416	$—	$24,456

Net Investment Income	8,475	2,984	102	18,359	21,416	—	24,456

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(8,247)	(15,028)	(21,985)	(28,656)	(46,588)	(22,085)	(39,198)
Capital gain distributions	—	78,126	17,253	217,159	209,929	413,856	263,049

Realized Gain (Loss)	(8,247)	63,098	(4,732)	188,503	163,341	391,771	223,851

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(16,878)	(341,545)	(153,753)	(681,524)	(784,274)	(1,563,711)	(699,452)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($16,650)	($275,463)	($158,383)	($474,662)	($599,517)	($1,171,940)	($451,145)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
	Small-Cap	Multi-	Main Street	Emerging	Money	High Yield	Managed
	Value	Strategy	Core	Markets	Market	Bond	Bond

INVESTMENT INCOME
Dividends	$10,275	$471	$13,497	$14,206	$24,554	$35,116	$68,611

Net Investment Income	10,275	471	13,497	14,206	24,554	35,116	68,611

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(18,710)	(2,537)	(29,994)	(23,623)	889	(13,827)	(9,631)
Capital gain distributions	46,230	22,814	116,187	165,825	—	—	14,794

Realized Gain (Loss)	27,520	20,277	86,193	142,202	889	(13,827)	5,163

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(164,622)	(189,301)	(525,356)	(657,937)	(741)	(121,943)	(103,741)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($126,827)	($168,553)	($425,666)	($501,529)	$24,702	($100,654)	($29,967)

	Inflation		Mid-Cap	Real	Small-Cap
	Managed	Comstock	Growth	Estate	Equity	I (1)	II

INVESTMENT INCOME
Dividends	$29,190	$12,080	$1,791	$26,502	$444	$297	$3

Net Investment Income	29,190	12,080	1,791	26,502	444	297	3

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(28,879)	(38,210)	(21,508)	(20,614)	(2,152)	(284)	(367)
Capital gain distributions	5,260	30,342	202,286	209,829	1,467	621	355

Realized Gain (Loss)	(23,619)	(7,868)	180,778	189,215	(685)	337	(12)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(118,777)	(248,161)	(1,049,875)	(514,006)	(22,574)	(2,313)	(7,719)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($113,206)	($243,949)	($867,306)	($298,289)	($22,815)	($1,679)	($7,728)

			BlackRock	BlackRock	Fidelity VIP	Fidelity VIP	Fidelity VIP
			Basic Value	Global Allocation	Contrafund	Freedom 2020	Freedom 2030
	III	V	V.I. Class III	V.I. Class III	Service Class 2	Service Class 2 (1)	Service Class 2 (1)

INVESTMENT INCOME
Dividends	$—	$6	$506	$2,875	$2,322	$766	$150

Net Investment Income	—	6	506	2,875	2,322	766	150

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(337)	(248)	(1,575)	(7,243)	(41,800)	(—)	(26)
Capital gain distributions	424	398	262	540	7,849	917	300

Realized Gain (Loss)	87	150	(1,313)	(6,703)	(33,951)	917	274

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,524)	(4,944)	(7,442)	(16,306)	(111,284)	607	(359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,437)	($4,788)	($8,249)	($20,134)	($142,913)	$2,290	$65

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2008

	Variable Accounts
					INTECH
	Fidelity VIP	Fidelity VIP	Fidelity VIP	International	Risk-Managed	Mid Cap
	Growth	Mid Cap	Value Strategies	Growth	Core	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class	Service Class

INVESTMENT INCOME
Dividends	$98	$306	$39	$962	$26	$22

Net Investment Income	98	306	39	962	26	22

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(318)	(7,794)	(890)	(2,090)	(225)	(325)
Capital gain distributions	—	20,228	1,130	13,896	198	1,976

Realized Gain (Loss)	(318)	12,434	240	11,806	(27)	1,651

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(8,239)	(70,300)	(4,080)	(73,773)	(1,447)	(18,250)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8,459)	($57,560)	($3,801)	($61,005)	($1,448)	($16,577)

	Legg Mason
	Partners Variable	MFS New	MFS		T. Rowe Price	T. Rowe Price
	Mid Cap	Discovery Series	Utilities Series	NACM	Blue Chip	Equity
	Core - Class II (1)	Service Class (1)	Service Class	Small Cap (1), (2)	Growth - II	Income - II

INVESTMENT INCOME
Dividends	$-	$-	$1,538	$-	$107	$1,774

Net Investment Income	—	—	1,538	—	107	1,774

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(13)	(2,248)	(2,345)	(887)	(1,942)	(20,308)
Capital gain distributions	—	—	18,720	2,066	—	2,626

Realized Gain (Loss)	(13)	(2,248)	16,375	1,179	(1,942)	(17,682)

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(109)	(1,524)	(70,717)	(5,238)	(42,114)	(18,571)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($122)	($3,772)	($52,804)	($4,059)	($43,949)	($34,479)

	Van Eck
	Worldwide
	Hard Assets

INVESTMENT INCOME
Dividends	$555

Net Investment Income	555

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss from security transactions	(10,426)
Capital gain distributions	30,400

Realized Gain	19,974

CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS	(143,566)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($123,037)

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Formerly named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
					Year/Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Small-Cap Growth (1)		International Value		Long/Short Large-Cap (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$54,760	$40,641	$568
Realized gain (loss)	10,756	689	37,842	92,048	(1,001)
Change in unrealized appreciation (depreciation) on investments	(137,154)	27,058	(1,181,287)	(112,836)	(33,597)

Net Increase (Decrease) in Net Assets Resulting from Operations	(126,398)	27,747	(1,088,685)	19,853	(34,030)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	49,327	41,643	143,315	119,418	12,487
Transfers between variable and fixed accounts, net	65,522	16,747	259,769	1,325,576	105,506
Transfers—policy charges and deductions	(35,073)	(30,149)	(121,117)	(98,066)	(6,722)
Transfers—surrenders	(7,232)	(5,093)	(93,712)	(25,840)	(3,482)
Transfers—other	(1,856)	(1,966)	41,633	(5,767)	8

Net Increase in Net Assets Derived from Policy Transactions	70,688	21,182	229,888	1,315,321	107,797

NET INCREASE (DECREASE) IN NET ASSETS	(55,710)	48,929	(858,797)	1,335,174	73,767

NET ASSETS
Beginning of Year or Period	213,578	164,649	2,112,392	777,218	—

End of Year or Period	$157,868	$213,578	$1,253,595	$2,112,392	$73,767

	International Small-Cap		Equity Index		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,488	$805	$25,295	$27,224	$17,447	$13,891
Realized gain (loss)	(6,101)	45	37,833	12,014	45,835	(807)
Change in unrealized appreciation (depreciation) on investments	(54,877)	1,002	(631,566)	37,642	(398,583)	(33,981)

Net Increase (Decrease) in Net Assets Resulting from Operations	(58,490)	1,852	(568,438)	76,880	(335,301)	(20,897)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	23,566	9,229	165,759	248,756	138,310	194,619
Transfers between variable and fixed accounts, net	59,502	18,592	95,614	(9,125)	(72,362)	7,665
Transfers—policy charges and deductions	(12,295)	(7,393)	(127,628)	(123,296)	(106,031)	(114,337)
Transfers—surrenders	(4,209)	(1,449)	(129,968)	(18,657)	(79,507)	(26,022)
Transfers—other	63	83	73,722	(194,362)	45,011	(3,884)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	66,627	19,062	77,499	(96,684)	(74,579)	58,041

NET INCREASE (DECREASE) IN NET ASSETS	8,137	20,914	(490,939)	(19,804)	(409,880)	37,144

NET ASSETS
Beginning of Year	73,627	52,713	1,450,049	1,469,853	1,019,838	982,694

End of Year	$81,764	$73,627	$959,110	$1,450,049	$609,958	$1,019,838

(1)	Formerly named Fasciano Small Equity Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Diversified Research		Equity		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,994	$2,714	$624	$305	$6,670	$5,819
Realized gain (loss)	44,880	956	11,093	62	9,100	(21)
Change in unrealized appreciation (depreciation) on investments	(203,625)	1,268	(68,932)	4,615	(213,146)	12,326

Net Increase (Decrease) in Net Assets Resulting from Operations	(154,751)	4,938	(57,215)	4,982	(197,376)	18,124

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	82,458	52,135	19,916	13,658	103,292	103,335
Transfers between variable and fixed accounts, net	4,275	(3,711)	9,429	60,316	51,506	38,504
Transfers—policy charges and deductions	(36,625)	(36,068)	(17,492)	(14,522)	(52,996)	(46,014)
Transfers—surrenders	(7,084)	(5,336)	(537)	—	(17,353)	(24,700)
Transfers—other	(369)	512	(6,128)	(900)	(646)	(1,678)

Net Increase in Net Assets Derived from Policy Transactions	42,655	7,532	5,188	58,552	83,803	69,447

NET INCREASE (DECREASE) IN NET ASSETS	(112,096)	12,470	(52,027)	63,534	(113,573)	87,571

NET ASSETS
Beginning of Year	360,974	348,504	133,780	70,246	471,564	383,993

End of Year	$248,878	$360,974	$81,753	$133,780	$357,991	$471,564

	American Funds Growth		Large-Cap Value		Technology

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,207	$1,162	$40,118	$30,185	$188	$104
Realized gain	39,438	1,482	47,382	2,306	33,061	753
Change in unrealized appreciation (depreciation) on investments	(217,262)	22,507	(997,673)	49,995	(156,913)	42,269

Net Increase (Decrease) in Net Assets Resulting from Operations	(175,617)	25,151	(910,173)	82,486	(123,664)	43,126

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	94,295	80,248	171,495	163,043	32,002	38,467
Transfers between variable and fixed accounts, net	157,316	11,271	165,528	273,946	7,990	565
Transfers—policy charges and deductions	(46,347)	(33,466)	(150,947)	(144,978)	(27,748)	(29,275)
Transfers—surrenders	(11,597)	(4,389)	(103,860)	(62,679)	(5,540)	(7,937)
Transfers—other	(10,503)	(2,768)	47,282	(12,546)	4,596	3,195

Net Increase in Net Assets Derived from Policy Transactions	183,164	50,896	129,498	216,786	11,300	5,015

NET INCREASE (DECREASE) IN NET ASSETS	7,547	76,047	(780,675)	299,272	(112,364)	48,141

NET ASSETS
Beginning of Year	269,006	192,959	2,513,089	2,213,817	230,982	182,841

End of Year	$276,553	$269,006	$1,732,414	$2,513,089	$118,618	$230,982

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
				Year/Period
	Year Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Short Duration Bond		Floating Rate Loan(1)		Diversified Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,766	$22,289	$3,787	$2,016	$8,475	$5,408
Realized loss	(5,803)	(2,048)	(4,778)	(63)	(8,247)	(52)
Change in unrealized appreciation (depreciation) on investments	(44,162)	1,312	(18,862)	(2,876)	(16,878)	(4,771)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,199)	21,553	(19,853)	(923)	(16,650)	585

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	76,397	105,829	12,514	2,444	39,842	16,849
Transfers between variable and fixed accounts, net	42,601	(21,621)	18,163	50,966	83,768	75,049
Transfers—policy charges and deductions	(48,408)	(41,571)	(7,063)	(3,266)	(22,603)	(12,474)
Transfers—surrenders	(70,588)	(4,854)	(5,498)	(131)	(12,615)	(1,028)
Transfers—other	43,488	(1,330)	(97)	—	(2,533)	(1,322)

Net Increase in Net Assets Derived from Policy Transactions	43,490	36,453	18,019	50,013	85,859	77,074

NET INCREASE (DECREASE) IN NET ASSETS	14,291	58,006	(1,834)	49,090	69,209	77,659

NET ASSETS
Beginning of Year or Period	508,497	450,491	49,090	—	138,654	60,995

End of Year or Period	$522,788	$508,497	$47,256	$49,090	$207,863	$138,654

	Growth LT		Focused 30		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,984	$2,614	$102	$892	$18,359	$—
Realized gain (loss)	63,098	3,938	(4,732)	8,897	188,503	21,089
Change in unrealized appreciation (depreciation) on investments	(341,545)	78,988	(153,753)	50,040	(681,524)	192,622

Net Increase (Decrease) in Net Assets Resulting from Operations	(275,463)	85,540	(158,383)	59,829	(474,662)	213,711

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	83,728	108,546	34,880	22,134	71,922	81,851
Transfers between variable and fixed accounts, net	74,265	(28,186)	51,594	31,065	(5,455)	1,218,230
Transfers—policy charges and deductions	(68,621)	(62,900)	(24,879)	(31,817)	(79,280)	(62,108)
Transfers—surrenders	(7,608)	(21,609)	(9,730)	(1,270)	(15,692)	(168,538)
Transfers—other	(1,305)	(2,583)	(3,137)	(1,780)	(23,670)	(7,493)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	80,459	(6,732)	48,728	18,332	(52,175)	1,061,942

NET INCREASE (DECREASE) IN NET ASSETS	(195,004)	78,808	(109,655)	78,161	(526,837)	1,275,653

NET ASSETS
Beginning of Year	608,313	529,505	270,372	192,211	1,709,093	433,440

End of Year	$413,309	$608,313	$160,717	$270,372	$1,182,256	$1,709,093

(1)	Operations commenced on May 4, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Equity (1)		Large-Cap Growth		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$21,416	$11,276	$—	$—	$24,456	$19,047
Realized gain	163,341	87,658	391,771	3,212	223,851	198,983
Change in unrealized appreciation (depreciation) on investments	(784,274)	(72,472)	(1,563,711)	379,959	(699,452)	(110,609)

Net Increase (Decrease) in Net Assets Resulting from Operations	(599,517)	26,462	(1,171,940)	383,171	(451,145)	107,421

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	219,850	192,752	109,179	173,051	155,991	195,822
Transfers between variable and fixed accounts, net	96,630	(1,023,653)	95,611	369,074	102,572	(76,309)
Transfers—policy charges and deductions	(146,382)	(157,396)	(101,858)	(98,201)	(111,647)	(112,859)
Transfers—surrenders	(24,285)	(33,749)	(24,879)	(30,094)	(81,648)	(21,750)
Transfers—other	(12,873)	(4,260)	(2,614)	(802)	35,021	(4,117)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	132,940	(1,026,306)	75,439	413,028	100,289	(19,213)

NET INCREASE (DECREASE) IN NET ASSETS	(466,577)	(999,844)	(1,096,501)	796,199	(350,856)	88,208

NET ASSETS
Beginning of Year	1,424,978	2,424,822	2,270,063	1,473,864	1,204,779	1,116,571

End of Year	$958,401	$1,424,978	$1,173,562	$2,270,063	$853,923	$1,204,779

	Small-Cap Value		Multi-Strategy		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,275	$9,662	$471	$10,888	$13,497	$12,390
Realized gain (loss)	27,520	(2,847)	20,277	(42)	86,193	616
Change in unrealized appreciation (depreciation) on investments	(164,622)	4,111	(189,301)	3,356	(525,356)	23,489

Net Increase (Decrease) in Net Assets Resulting from Operations	(126,827)	10,926	(168,553)	14,202	(425,666)	36,495

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	87,058	73,437	39,334	57,543	131,036	114,637
Transfers between variable and fixed accounts, net	(31,306)	23,773	1,676	17,731	53,462	225,390
Transfers—policy charges and deductions	(43,960)	(42,011)	(28,833)	(28,238)	(90,790)	(85,855)
Transfers—surrenders	(66,156)	(2,615)	(3,201)	(2,910)	(21,288)	(63,460)
Transfers—other	38,942	(5,577)	566	(3,261)	14,585	(448)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,422)	47,007	9,542	40,865	87,005	190,264

NET INCREASE (DECREASE) IN NET ASSETS	(142,249)	57,933	(159,011)	55,067	(338,661)	226,759

NET ASSETS
Beginning of Year	466,042	408,109	367,803	312,736	1,034,629	807,870

End of Year	$323,793	$466,042	$208,792	$367,803	$695,968	$1,034,629

(1)	Formerly named Mid-Cap Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Emerging Markets		Money Market		High Yield Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14,206	$13,881	$24,554	$49,388	$35,116	$33,326
Realized gain (loss)	142,202	993,273	889	251	(13,827)	(1,971)
Change in unrealized depreciation on investments	(657,937)	(453,598)	(741)	(41)	(121,943)	(21,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	(501,529)	553,556	24,702	49,598	(100,654)	10,151

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	113,865	92,356	3,038,682	1,466,635	74,843	79,030
Transfers between variable and fixed accounts, net	105,197	(1,952,486)	(2,487,129)	(1,126,550)	6,995	8,127
Transfers—policy charges and deductions	(73,469)	(85,511)	(164,977)	(314,094)	(57,988)	(51,384)
Transfers—surrenders	(45,474)	(20,079)	(100)	(2,820)	(70,853)	(2,608)
Transfers—other	19,774	2,249	(26,606)	(30,178)	48,821	56

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	119,893	(1,963,471)	359,870	(7,007)	1,818	33,221

NET INCREASE (DECREASE) IN NET ASSETS	(381,636)	(1,409,915)	384,572	42,591	(98,836)	43,372

NET ASSETS
Beginning of Year	961,431	2,371,346	1,006,243	963,652	439,461	396,089

End of Year	$579,795	$961,431	$1,390,815	$1,006,243	$340,625	$439,461

	Managed Bond		Inflation Managed		Comstock

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$68,611	$63,314	$29,190	$36,551	$12,080	$8,315
Realized gain (loss)	5,163	131	(23,619)	(6,996)	(7,868)	(2,881)
Change in unrealized appreciation (depreciation) on investments	(103,741)	55,941	(118,777)	55,696	(248,161)	(27,592)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,967)	119,386	(113,206)	85,251	(243,949)	(22,158)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	189,584	228,323	176,763	123,005	109,919	125,072
Transfers between variable and fixed accounts, net	5,644	40,626	133,449	49,737	61,786	74,008
Transfers—policy charges and deductions	(166,865)	(141,596)	(124,181)	(93,507)	(66,705)	(61,937)
Transfers—surrenders	(31,872)	(55,268)	(91,478)	(9,709)	(21,577)	(6,103)
Transfers—other	(219)	(6,892)	35,718	(8,749)	(5,474)	1,661

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,728)	65,193	130,271	60,777	77,949	132,701

NET INCREASE (DECREASE) IN NET ASSETS	(33,695)	184,579	17,065	146,028	(166,000)	110,543

NET ASSETS
Beginning of Year	1,489,953	1,305,374	932,715	786,687	588,126	477,583

End of Year	$1,456,258	$1,489,953	$949,780	$932,715	$422,126	$588,126

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Mid-Cap Growth		Real Estate		Small-Cap Equity (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,791	$7,437	$26,502	$9,521	$444	$74
Realized gain (loss)	180,778	1,592	189,215	134,210	(685)	(26)
Change in unrealized appreciation (depreciation) on investments	(1,049,875)	200,742	(514,006)	(417,327)	(22,574)	872

Net Increase (Decrease) in Net Assets Resulting from Operations	(867,306)	209,771	(298,289)	(273,596)	(22,815)	920

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	77,292	64,124	92,658	85,405	16,221	6,029
Transfers between variable and fixed accounts, net	15,624	1,242,317	11,962	(1,189,567)	52,360	20,011
Transfers—policy charges and deductions	(84,770)	(67,449)	(65,275)	(87,205)	(9,739)	(4,164)
Transfers—surrenders	(29,102)	(8,362)	(9,948)	(6,461)	(2,080)	(984)
Transfers—other	(5,571)	(1,931)	(559)	(2,727)	82	27

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,527)	1,228,699	28,838	(1,200,555)	56,844	20,919

NET INCREASE (DECREASE) IN NET ASSETS	(893,833)	1,438,470	(269,451)	(1,474,151)	34,029	21,839

NET ASSETS
Beginning of Year	1,820,545	382,075	741,004	2,215,155	37,507	15,668

End of Year	$926,712	$1,820,545	$471,553	$741,004	$71,536	$37,507

	I (2)	II		III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$297	$3	$52	$—	$—
Realized gain (loss)	337	(12)	1,065	87	807
Change in unrealized appreciation (depreciation) on investments	(2,313)	(7,719)	1,641	(5,524)	149

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,679)	(7,728)	2,758	(5,437)	956

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	3,652	—	—	3,371	—
Transfers between variable and fixed accounts, net	5,134	1,482	—	4,853	—
Transfers—policy charges and deductions	(821)	(745)	(362)	(1,021)	(232)
Transfers—surrenders	—	—	—	—	—
Transfers—other	6	(14)	—	(13)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,971	723	(362)	7,190	(232)

NET INCREASE (DECREASE) IN NET ASSETS	6,292	(7,005)	2,396	1,753	724

NET ASSETS
Beginning of Year or Period	—	14,857	12,461	8,780	8,056

End of Year or Period	$6,292	$7,852	$14,857	$10,533	$8,780

(1)	Formerly named VN Small-Cap Value Variable Account.

(2)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
			Year/Period		Year/Period
	Year Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
			BlackRock Basic Value		BlackRock Global Allocation
	V		V.I. Class III		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6	$84	$506	$135	$2,875	$1,235
Realized gain (loss)	150	1,044	(1,313)	1,269	(6,703)	2,284
Change in unrealized appreciation (depreciation) on investments	(4,944)	(447)	(7,442)	(1,741)	(16,306)	2,192

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,788)	681	(8,249)	(337)	(20,134)	5,711

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	—	—	3,783	5,061	15,604	5,585
Transfers between variable and fixed accounts, net	1,482	—	14,468	4,098	86,397	10,652
Transfers—policy charges and deductions	(781)	(347)	(2,531)	(1,206)	(12,932)	(7,916)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	(11)	—	(4)	—	(3,526)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	690	(347)	15,716	7,953	85,543	8,321

NET INCREASE (DECREASE) IN NET ASSETS	(4,098)	334	7,467	7,616	65,409	14,032

NET ASSETS
Beginning of Year	12,831	12,497	10,069	2,453	42,559	28,527

End of Year	$8,733	$12,831	$17,536	$10,069	$107,968	$42,559

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2020		Fidelity VIP Freedom 2030
	Service Class 2		Service Class 2 (1)		Service Class 2 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,322	$2,168	$766		$150
Realized gain (loss)	(33,951)	73,431	917		274
Change in unrealized appreciation (depreciation) on investments	(111,284)	(35,124)	607		(359)

Net Increase (Decrease) in Net Assets Resulting from Operations	(142,913)	40,475	2,290		65

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	40,537	36,200	2,290		—
Transfers between variable and fixed accounts, net	38,705	75,835	65,600		5,421
Transfers—policy charges and deductions	(33,839)	(35,766)	(391)		(297)
Transfers—surrenders	(1,456)	(1,923)	—		—
Transfers—other	(3,488)	251	(3)		—

Net Increase in Net Assets Derived from Policy Transactions	40,459	74,597	67,496		5,124

NET INCREASE (DECREASE) IN NET ASSETS	(102,454)	115,072	69,786		5,189

NET ASSETS
Beginning of Year or Periods	306,229	191,157	—		—

End of Year or Periods	$203,775	$306,229	$69,786		$5,189

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
		Year/Period		Year/Period		Year/Period
	Year Ended	Ended	Year Ended	Ended	Year Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2007	2008	2007	2008	2007
	Fidelity VIP Growth		Fidelity VIP Mid Cap		Fidelity VIP Value Strategies
	Service Class 2		Service Class 2		Service Class 2

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$98	$33	$306	$494	$39	$22
Realized gain (loss)	(318)	38	12,434	6,437	240	114
Change in unrealized appreciation (depreciation) on investments	(8,239)	2,947	(70,300)	5,133	(4,080)	(218)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,459)	3,018	(57,560)	12,064	(3,801)	(82)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,978	5,635	17,898	19,339	3,659	2,343
Transfers between variable and fixed accounts, net	2,486	5,599	10,216	53,907	15	5,106
Transfers—policy charges and deductions	(2,515)	(2,183)	(11,696)	(11,414)	(1,897)	(1,355)
Transfers—surrenders	—	—	(225)	(1,059)	—	—
Transfers—other	44	(320)	79	(1,971)	—	3

Net Increase in Net Assets Derived from Policy Transactions	2,993	8,731	16,272	58,802	1,777	6,097

NET INCREASE (DECREASE) IN NET ASSETS	(5,466)	11,749	(41,288)	70,866	(2,024)	6,015

NET ASSETS
Beginning of Year	16,166	4,417	135,747	64,881	6,356	341

End of Year	$10,700	$16,166	$94,459	$135,747	$4,332	$6,356

	International Growth		INTECH Risk-Managed Core		Mid Cap Growth
	Service Class (1)		Service Class (2)		Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment Income	$962	$124	$26	$11	$22	$1
Realized gain (loss)	11,806	3	(27)	5	1,651	9
Change in unrealized appreciation (depreciation) on investments	(73,773)	1,859	(1,447)	108	(18,250)	234

Net Increase (Decrease) in Net Assets Resulting from Operations	(61,005)	1,986	(1,448)	124	(16,577)	244

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	1,865	54	2,248	749	2,264	749
Transfers between variable and fixed accounts, net	67,196	60,842	—	2,810	35,279	2,809
Transfers—policy charges and deductions	(4,228)	(500)	(1,043)	(423)	(1,691)	(431)
Transfers—surrenders	—	—	—	—	—	—
Transfers—other	572	—	(1)	—	1	—

Net Increase in Net Assets Derived from Policy Transactions	65,405	60,396	1,204	3,136	35,853	3,127

NET INCREASE (DECREASE) IN NET ASSETS	4,400	62,382	(244)	3,260	19,276	3,371

NET ASSETS
Beginning of Year or Periods	62,382	—	3,260	—	3,371	—

End of Year or Periods	$66,782	$62,382	$3,016	$3,260	$22,647	$3,371

(1)	Operations commenced on May 2, 2007.

(2)	Operations commenced on August 27, 2007.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
		Year/Period			Year/Period
	Periods Ended	Ended	Year Ended	Year Ended	Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2008	2008	2007	2008	2007
	Legg Mason Partners Variable	MFS New Discovery Series		MFS Utilities Series
	Mid Cap Core - Class II (1)	Service Class (1)		Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—		$1,538	$—
Realized gain (loss)	(13)	(2,248)		16,375	5
Change in unrealized appreciation (depreciation) on investments	(109)	(1,524)		(70,717)	4,069

Net Increase (Decrease) in Net Assets Resulting from Operations	(122)	(3,772)		(52,804)	4,074

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	207	—		6,363	14
Transfers between variable and fixed accounts, net	2,347	7,011		83,876	70,054
Transfers—policy charges and deductions	(84)	(276)		(5,634)	(578)
Transfers—surrenders	—	—		—	—
Transfers—other	1	1		463	—

Net Increase in Net Assets Derived from Policy Transactions	2,471	6,736		85,068	69,490

NET INCREASE IN NET ASSETS	2,349	2,964		32,264	73,564

NET ASSETS
Beginning of Year or Periods	—	—		73,564	—

End of Year or Periods	$2,349	$2,964		$105,828	$73,564

		T. Rowe Price		T. Rowe Price
	NACM Small Cap (1), (3)	Blue Chip Growth - II		Equity Income - II

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$107	$58	$1,774	$1,302
Realized gain (loss)	1,179	(1,942)	1,638	(17,682)	5,064
Change in unrealized appreciation (depreciation) on investments	(5,238)	(42,114)	4,326	(18,571)	(7,764)

Net Increase (Decrease) in Net Assets resulting from Operations	(4,059)	(43,949)	6,022	(34,479)	(1,398)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	7,136	21,947	14,315	20,455	8,174
Transfers between variable and fixed accounts, net	9,332	35,463	9,490	(9,602)	77,789
Transfers—policy charges and deductions	(742)	(8,892)	(6,361)	(14,693)	(13,998)
Transfers—surrenders	—	—	—	—	—
Transfers—other	7	(13)	10	84	(321)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,733	48,505	17,454	(3,756)	71,644

NET INCREASE (DECREASE) IN NET ASSETS	11,674	4,556	23,476	(38,235)	70,246

NET ASSETS
Beginning of Year or Period	—	68,021	44,545	100,720	30,474

End of Year or Period	$11,674	$72,577	$68,021	$62,485	$100,720

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 2, 2007.

(3)	Formerly named OpCap Small Cap Variable Account.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2008	2007
	Van Eck
	Worldwide Hard Assets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$555	$84
Realized gain	19,974	7,794
Change in unrealized appreciation (depreciation) on investments	(143,566)	34,808

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,037)	42,686

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	45,301	33,330
Transfers between variable and fixed accounts, net	93,381	64,225
Transfers—policy charges and deductions	(32,133)	(18,916)
Transfers—surrenders	(2,996)	(208)
Transfers—other	(10,174)	1,639

Net Increase in Net Assets Derived from Policy Transactions	93,379	80,070

NET INCREASE (DECREASE) IN NET ASSETS	(29,658)	122,756

NET ASSETS
Beginning of Year	182,364	59,608

End of Year	$152,706	$182,364

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 0.00% for all Variable Accounts.

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Small-Cap Growth (3)
2008	$5.42	29,129	$157,868	0.00%	(47.11%)
2007	10.25	20,842	213,578	0.00%	15.10%
2006	8.90	18,493	164,649	0.26%	5.07%
2005	8.47	18,081	153,212	0.22%	2.66%
2004	8.25	15,051	124,236	0.69%	18.94%

International Value
2008	$7.40	169,416	$1,253,595	3.08%	(47.78%)
2007	14.17	149,065	2,112,392	2.92%	6.24%
2006	13.34	58,270	777,218	1.65%	25.69%
2005	10.61	56,589	600,536	1.84%	9.43%
2004	9.70	52,487	509,010	1.54%	16.42%

Long/Short Large-Cap (4)
05/02/2008 - 12/31/2008	$6.60	11,175	$73,767	1.08%	(35.04%)

International Small-Cap
2008	$5.54	14,750	$81,764	2.74%	(47.84%)
2007	10.63	6,928	73,627	1.27%	4.73%
05/05/2006 - 12/31/2006	10.15	5,195	52,713	0.21%	1.47%

Equity Index
2008	$7.11	134,873	$959,110	2.00%	(37.35%)
2007	11.35	127,748	1,450,049	1.87%	5.23%
2006	10.79	136,263	1,469,853	1.80%	15.52%
2005	9.34	135,236	1,262,812	1.63%	4.67%
2004	8.92	100,338	895,158	1.95%	10.58%

Small-Cap Index
2008	$10.79	56,553	$609,958	2.01%	(35.03%)
2007	16.60	61,433	1,019,838	1.29%	(2.02%)
2006	16.94	58,003	982,694	1.44%	17.79%
2005	14.38	75,470	1,085,555	0.47%	4.38%
2004	13.78	60,351	831,677	0.86%	17.76%

Diversified Research
2008	$8.39	29,649	$248,878	1.19%	(39.07%)
2007	13.78	26,203	360,974	0.74%	1.19%
2006	13.61	25,599	348,504	0.69%	11.97%
2005	12.16	23,907	290,676	0.43%	5.24%
2004	11.55	25,653	296,377	1.18%	11.20%

Equity
2008	$4.92	16,611	$81,753	0.54%	(41.12%)
2007	8.36	16,004	133,780	0.26%	6.27%
2006	7.87	8,931	70,246	0.38%	8.65%
2005	7.24	11,104	80,390	0.30%	6.53%
2004	6.80	8,390	57,019	0.88%	5.14%

American Funds Growth-Income
2008	$8.09	44,237	$357,991	1.51%	(38.08%)
2007	13.07	36,082	471,564	1.33%	4.66%
2006	12.49	30,749	383,993	1.69%	14.77%
05/06/2005 - 12/31/2005	10.88	6,216	67,632	1.87%	8.80%

American Funds Growth
2008	$8.08	34,210	$276,553	0.73%	(44.19%)
2007	14.48	18,573	269,006	0.50%	11.93%
2006	12.94	14,912	192,959	0.57%	9.81%
05/06/2005 - 12/31/2005	11.78	7,752	91,353	0.77%	17.84%

Large-Cap Value
2008	$9.17	188,843	$1,732,414	1.84%	(34.80%)
2007	14.07	178,620	2,513,089	1.26%	3.54%
2006	13.59	162,919	2,213,817	1.54%	17.58%
2005	11.56	83,243	962,041	1.32%	6.16%
2004	10.89	93,768	1,020,835	1.57%	9.93%

Technology
2008	$4.56	26,008	$118,618	0.10%	(51.64%)
2007	9.43	24,493	230,982	0.05%	23.03%
2006	7.66	23,854	182,841	0.00%	9.34%
2005	7.01	21,854	153,195	0.00%	21.71%
2004	5.76	38,170	219,838	0.00%	3.66%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Short Duration Bond
2008	$10.73	48,726	$522,788	3.81%	(5.09%)
2007	11.31	44,980	508,497	4.53%	4.47%
2006	10.82	41,628	450,491	4.13%	4.27%
2005	10.38	38,525	399,849	3.09%	1.57%
2004	10.22	23,803	243,218	2.53%	1.21%

Floating Rate Loan
2008	$6.94	6,810	$47,256	7.11%	(29.28%)
05/04/2007 - 12/31/2007	9.81	5,003	49,090	6.30%	(1.89%)

Diversified Bond
2008	$9.81	21,181	$207,863	4.40%	(7.80%)
2007	10.64	13,026	138,654	4.99%	1.32%
05/05/2006 - 12/31/2006	10.51	5,806	60,995	4.63%	5.06%

Growth LT
2008	$4.77	86,675	$413,309	0.55%	(40.95%)
2007	8.08	75,327	608,313	0.44%	15.63%
2006	6.98	75,815	529,505	0.62%	9.72%
2005	6.37	75,437	480,202	0.26%	7.68%
2004	5.91	67,197	397,256	0.00%	10.40%

Focused 30
2008	$11.50	13,974	$160,717	0.04%	(50.14%)
2007	23.07	11,721	270,372	0.40%	31.84%
2006	17.50	10,986	192,211	0.07%	23.71%
2005	14.14	12,174	172,168	0.86%	22.07%
2004	11.59	13,742	159,208	0.07%	14.85%

Health Sciences
2008	$11.08	106,666	$1,182,256	1.23%	(28.16%)
2007	15.43	110,774	1,709,093	0.00%	16.47%
2006	13.25	32,721	433,440	0.00%	8.11%
2005	12.25	33,707	413,016	0.00%	15.28%
2004	10.63	27,013	287,112	0.00%	7.54%

Mid-Cap Equity (5)
2008	$12.53	76,504	$958,401	1.65%	(39.00%)
2007	20.54	69,388	1,424,978	0.52%	(2.15%)
2006	20.99	115,535	2,424,822	0.71%	14.97%
2005	18.25	103,278	1,885,331	0.59%	8.87%
2004	16.77	85,986	1,441,834	0.44%	25.08%

Large-Cap Growth (6)
2008	$5.00	234,734	$1,173,562	0.00%	(50.47%)
2007	10.09	224,870	2,270,063	0.00%	21.63%
2006	8.30	177,578	1,473,864	0.21%	(3.82%)
2005	8.63	153,517	1,324,721	0.40%	2.94%
2004	8.38	121,939	1,022,175	0.74%	4.65%

International Large-Cap
2008	$9.70	88,042	$853,923	2.27%	(35.35%)
2007	15.00	80,303	1,204,779	1.59%	9.26%
2006	13.73	81,318	1,116,571	2.85%	27.00%
2005	10.81	74,899	809,767	0.86%	12.70%
2004	9.59	69,006	662,002	1.17%	18.61%

Small-Cap Value
2008	$15.91	20,353	$323,793	2.51%	(28.23%)
2007	22.16	21,026	466,042	2.12%	3.14%
2006	21.49	18,990	408,109	2.43%	19.75%
2005	17.95	15,952	286,278	1.46%	13.65%
2004	15.79	12,114	191,288	2.36%	24.41%

Multi-Strategy
2008	$7.55	27,649	$208,792	0.15%	(44.98%)
2007	13.73	26,797	367,803	3.08%	4.34%
2006	13.15	23,774	312,736	2.62%	11.68%
2005	11.78	25,856	304,541	2.37%	3.78%
2004	11.35	23,275	264,157	1.91%	9.81%

Main Street Core
2008	$7.00	99,397	$695,968	1.49%	(38.87%)
2007	11.45	90,329	1,034,629	1.23%	4.40%
2006	10.97	73,634	807,870	1.28%	15.18%
2005	9.53	75,919	723,179	1.23%	5.99%
2004	8.99	64,810	582,475	1.42%	9.54%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Emerging Markets
2008	$20.13	28,796	$579,795	1.68%	(47.68%)
2007	38.49	24,981	961,431	0.74%	33.09%
2006	28.92	82,005	2,371,346	0.79%	24.40%
2005	23.25	80,490	1,871,038	1.09%	41.47%
2004	16.43	65,953	1,083,699	2.16%	34.62%

Money Market
2008	$12.70	109,491	$1,390,815	2.30%	2.36%
2007	12.41	81,086	1,006,243	4.85%	4.99%
2006	11.82	81,529	963,652	4.52%	4.69%
2005	11.29	183,854	2,075,751	2.80%	2.82%
2004	10.98	77,000	845,491	0.87%	1.01%

High Yield Bond
2008	$11.10	30,679	$340,625	8.35%	(22.20%)
2007	14.27	30,794	439,461	7.62%	2.44%
2006	13.93	28,433	396,089	7.39%	9.42%
2005	12.73	28,860	367,414	7.02%	2.37%
2004	12.44	32,871	408,790	7.23%	9.42%

Managed Bond
2008	$15.75	92,481	$1,456,258	4.50%	(1.71%)
2007	16.02	93,005	1,489,953	4.45%	8.53%
2006	14.76	88,435	1,305,374	4.04%	4.81%
2005	14.08	90,148	1,269,619	3.41%	2.63%
2004	13.72	70,185	963,082	3.02%	5.38%

Inflation Managed
2008	$14.97	63,457	$949,780	2.83%	(9.34%)
2007	16.51	56,496	932,715	4.28%	10.14%
2006	14.99	52,482	786,687	3.95%	0.52%
2005	14.91	55,364	825,601	3.12%	2.54%
2004	14.54	45,183	657,071	0.92%	8.90%

Comstock
2008	$7.75	54,466	$422,126	2.15%	(36.79%)
2007	12.26	47,965	588,126	1.40%	(3.01%)
2006	12.64	37,776	477,583	1.62%	16.33%
2005	10.87	30,445	330,856	1.72%	4.36%
2004	10.41	19,219	200,129	1.39%	17.17%

Mid-Cap Growth
2008	$6.20	149,415	$926,712	0.12%	(48.36%)
2007	12.01	151,580	1,820,545	0.76%	22.92%
2006	9.77	39,102	382,075	0.27%	8.93%
2005	8.97	20,236	181,517	0.00%	17.90%
2004	7.61	18,906	143,842	0.00%	21.59%

Real Estate
2008	$17.33	27,216	$471,553	3.78%	(39.99%)
2007	28.87	25,666	741,004	0.57%	(16.16%)
2006	34.44	64,328	2,215,155	3.19%	38.06%
2005	24.94	58,336	1,455,017	0.96%	16.79%
2004	21.36	52,194	1,114,695	3.04%	37.62%

Small-Cap Equity (7)
2008	$10.56	6,775	$71,536	0.66%	(26.11%)
2007	14.29	2,625	37,507	0.27%	6.04%
2006	13.48	1,163	15,668	0.77%	18.68%
05/06/2005 - 12/31/2005	11.36	782	8,885	1.11%	13.56%

I (4)
04/28/2008 - 12/31/2008	$7.25	868	$6,292	9.55%	(36.65%)

II
2008	$8.75	897	$7,852	0.02%	(48.97%)
2007	17.15	866	14,857	0.39%	22.43%
2006	14.01	889	12,461	0.60%	8.52%
2005	12.91	916	11,825	0.43%	13.92%
10/19/2004 - 12/31/2004	11.33	945	10,713	1.24%	13.33%

III
2008	$9.79	1,075	$10,533	0.00%	(42.03%)
2007	16.89	520	8,780	0.00%	11.92%
2006	15.10	534	8,056	0.00%	16.35%
2005	12.98	550	7,130	0.00%	15.13%
10/19/2004 - 12/31/2004	11.27	567	6,392	0.00%	12.70%

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

V
2008	$9.71	900	$8,733	0.05%	(34.48%)
2007	14.81	866	12,831	0.64%	5.44%
2006	14.05	889	12,497	0.51%	13.89%
2005	12.34	916	11,299	0.63%	7.81%
10/19/2004 - 12/31/2004	11.44	945	10,816	2.68%	14.43%

BlackRock Basic Value V.I. Class III (8)
2008	$7.27	2,413	$17,536	3.39%	(36.91%)
2007	11.52	874	10,069	2.26%	1.53%
06/07/2006 - 12/31/2006	11.34	216	2,453	3.72%	13.44%

BlackRock Global Allocation V.I. Class III (8)
2008	$11.14	9,692	$107,968	3.64%	(19.67%)
2007	13.87	3,069	42,559	3.44%	16.75%
2006	11.88	2,402	28,527	4.18%	16.40%
11/29/2005 - 12/31/2005	10.20	458	4,675	See Note (9)	2.04%

Fidelity VIP Contrafund Service Class 2
2008	$8.19	24,889	$203,775	0.80%	(42.69%)
2007	14.29	21,435	306,229	0.85%	17.30%
2006	12.18	15,696	191,157	0.85%	11.43%
10/12/2005 - 12/31/2005	10.93	1,707	18,658	0.00%	9.29%

Fidelity VIP Freedom 2020 Service Class 2 (4)
12/01/2008 - 12/31/2008	$6.60	10,569	$69,786	See Note (9)	9.93%

Fidelity VIP Freedom 2030 Service Class 2 (4)
11/06/2008 - 12/31/2008	$6.03	860	$5,189	See Note (9)	0.31%

Fidelity VIP Growth Service Class 2
2008	$7.00	1,528	$10,700	0.73%	(47.31%)
2007	13.29	1,216	16,166	0.26%	26.66%
02/06/2006 - 12/31/2006	10.49	421	4,417	0.00%	4.94%

Fidelity VIP Mid Cap Service Class 2
2008	$7.79	12,120	$94,459	0.25%	(39.61%)
2007	12.90	10,519	135,747	0.57%	15.34%
2006	11.19	5,799	64,881	0.01%	12.40%
12/12/2005 - 12/31/2005	9.95	95	947	0.00%	(0.46%)

Fidelity VIP Value Strategies Service Class 2
2008	$5.74	755	$4,332	0.69%	(51.28%)
2007	11.79	539	6,356	0.47%	5.44%
02/10/2006 - 12/31/2006	11.18	31	341	0.00%	11.78%

International Growth Service Class
2008	$5.72	11,681	$66,782	1.13%	(52.23%)
05/02/2007 - 12/31/2007	11.97	5,213	62,382	0.71%	17.82%

INTECH Risk-Managed Core Service Class
2008	$6.41	471	$3,016	0.77%	(36.24%)
08/27/2007 - 12/31/2007	10.05	324	3,260	1.01%	4.41%

Mid Cap Growth Service Class
2008	$6.22	3,642	$22,647	0.10%	(43.86%)
08/27/2007 - 12/31/2007	11.08	304	3,371	0.09%	8.65%

Legg Mason Partners Variable Mid Cap Core — Class II (4)
06/23/2008 - 12/31/2008	$6.31	372	$2,349	0.00%	(34.32%)

MFS New Discovery Series Service Class (4)
07/17/2008 - 12/31/2008	$5.76	514	$2,964	0.00%	(33.97%)

MFS Utilities Series Service Class
2008	$6.93	15,280	$105,828	1.30%	(37.81%)
05/02/2007 - 12/31/2007	11.14	6,606	73,564	0.00%	10.21%

NACM Small Cap (4), (10)
03/17/2008 - 12/31/2008	$5.57	2,098	$11,674	0.00%	(32.23%)

T. Rowe Price Blue Chip Growth — II
2008	$6.99	10,376	$72,577	0.13%	(42.65%)
2007	12.20	5,577	68,021	0.12%	12.49%
2006	10.84	4,109	44,545	0.26%	9.33%
11/21/2005 - 12/31/2005	9.92	733	7,272	0.90%	(0.83%)

T. Rowe Price Equity Income — II
2008	$7.74	8,070	$62,485	1.98%	(36.26%)
2007	12.15	8,291	100,720	1.84%	3.03%
2006	11.79	2,585	30,474	1.65%	18.65%
11/29/2005 - 12/31/2005	9.94	158	1,574	5.23%	(0.62%)

See Notes to Financial Statements	See explanation of references on page 23

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
	At the End of Each Year or Period			Investment
		Total	Total	Income to
Variable Accounts		Units	Net	Average Net	Total
For Each Year or Period Ended	AUV	Outstanding	Assets	Assets (1)	Returns (2)

Van Eck Worldwide Hard Assets
2008	$11.80	12,941	$152,706	0.25%	(46.12%)
2007	21.90	8,326	182,364	0.07%	45.36%
2006	15.07	3,956	59,608	0.01%	24.49%
10/20/2005 - 12/31/2005	12.10	492	5,957	0.00%	21.04%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The ratios for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Prior to May 1, 2007, Small-Cap Growth Variable Account was named Fasciano Small Equity Variable Account, and prior to May 1, 2005, the variable account was named Aggressive Equity Variable Account.

(4)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(5)	Prior to May 1, 2008, Mid-Cap Equity Variable Account was named Mid-Cap Value Variable Account.

(6)	Prior to January 1, 2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(7)	Prior to May 1, 2007, Small-Cap Equity Variable Account was named VN Small-Cap Value Variable Account.

(8)	Prior to October 1, 2006, BlackRock Basic Value V.I. Class III and BlackRock Global Allocation V.I. Class III Variable Accounts were named Mercury Basic Value V.I. Class III and Mercury Global Allocation V.I. Class III Variable Accounts, respectively.

(9)	Subsequent to its commencement of operations on November 29, 2005, the BlackRock Global Allocation V.I. Class III Variable Account received its annual investment income distribution. The annualized investment income ratio was 25.20%. Prior to annualization the ratio was 2.28%. Subsequent to its commencement of operations on December 1, 2008, the Fidelity VIP Freedom 2020 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 42.33%. Prior to annualization the ratio was 3.59%. Subsequent to its commencement of operations on November 6, 2008, the Fidelity VIP Freedom 2030 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 27.29%. Prior to annualization the ratio was 4.18%.

(10)	Prior to September 10, 2008, NACM Small Cap Variable Account was named OpCap Small Cap Variable Account.
See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2008 is comprised of sixty-one subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Premier VIT, T. Rowe Price Equity Series, Inc., and Van Eck Worldwide Insurance Trust (collectively, the “Funds”). Fifty-five of the sixty-one Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The remaining six Variable Accounts (see below) had no investments as of December 31, 2008 and therefore are not presented in the Schedule of Investments.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) a new Variable Account named the Long/Short Large-Cap Variable Account that commenced operations on May 2, 2008.
     The following six Variable Accounts were organized prior to January 1, 2008 but commenced operations during the year:

Commenced
Variable Accounts	Operations on

I	April 28, 2008
Fidelity VIP Freedom 2020 Service Class 2	December 1, 2008
Fidelity VIP Freedom 2030 Service Class 2	November 6, 2008
Legg Mason Partners Variable Mid Cap Core — Class II	June 23, 2008
MFS New Discovery Series Service Class	July 17, 2008
NACM Small Cap	March 17, 2008
     There were no investments in the following five Variable Accounts as of December 31, 2008: Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, US Strategic Equity, and Legg Mason Partners Variable Aggressive Growth — Class II.
     On June 20, 2008, the net assets of the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Portfolios of the XTF Advisors Trust, the underlying funds for the ETF 2010, ETF 2015, ETF 2020, ETF 2025, ETF 2030, and ETF 2040+ Variable Accounts, respectively, were liquidated. Because these variable accounts were liquidated prior to December 31, 2008, no other information for these variable accounts is presented in this report.
     The net assets of the Pacific Select Fund’s Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Equity and Main Street Core Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Equity and Main Street Core Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 30, 2007. In connection with the Reorganization, a total of 10,003 outstanding accumulation units (valued at $58,285) of the Concentrated Growth Variable Account were exchanged for 7,027 accumulation units with equal value of the Equity Variable Account; and a total of 20,888 outstanding accumulation units (valued at $226,949) of the Capital Opportunities Variable Account were exchanged for 19,733 accumulation units with equal value of the Main Street Core Variable Account.
     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.
     The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Funds are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds are discussed in the notes to their financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
     The Separate Account adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), Fair Value Measurements, issued by the Financial Accounting Standards Board as of January 1, 2008. SFAS 157 clarifies the definition of fair value for financial reporting under U.S. GAAP, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Under SFAS 157, the Separate Account is required to characterize the value of its holdings as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2008, all of the Separate Account’s holdings as presented in the Schedule of Investments on page 1 of this brochure were characterized as Level 1 as defined in SFAS 157.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.
3. CHARGES AND EXPENSES
     With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums to help pay for costs of distributing the policies and to pay state and local premium taxes, any other taxes that may be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from the amortization and delayed recognition of certain policy expenses for Federal income tax purposes. PL&A also makes certain deductions from the net assets of each Variable Account for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases (excluding reinvestments of distributions) and proceeds from sales of investments for the year or periods ended December 31, 2008, were as follows:

Variable Accounts	Purchases	Sales

Small-Cap Growth	$110,484	$39,795
International Value	376,102	146,214
Long/Short Large-Cap (1)	111,200	3,404
International Small-Cap	83,573	16,945
Equity Index	199,553	122,054
Small-Cap Index	122,055	196,634
Diversified Research	111,781	69,127
Equity	37,263	32,075
American Funds Growth-Income	166,063	82,261
American Funds Growth	220,275	37,110
Large-Cap Value	293,319	163,821
Technology	45,589	34,289
Short Duration Bond	142,780	99,291
Floating Rate Loan	34,079	16,060
Diversified Bond	153,952	68,093
Growth LT	117,812	37,353
Focused 30	165,842	117,114
Health Sciences	142,184	194,359
Mid-Cap Equity (formerly named Mid-Cap Value)	317,647	184,707
Large-Cap Growth	163,074	87,634
International Large-Cap	213,977	113,692
Small-Cap Value	97,891	113,312
Multi-Strategy	26,838	17,299
Main Street Core	203,347	116,342
Emerging Markets	223,731	103,809
Money Market	2,472,774	2,112,904
High Yield Bond	72,783	70,966
Managed Bond	298,188	301,916
Inflation Managed	424,883	294,612
Comstock	217,477	139,527
Mid-Cap Growth	120,186	146,712
Real Estate	123,409	94,572
Small-Cap Equity	68,115	11,270
I (1)	8,792	821
II	1,468	745
III	8,211	1,021
V	1,471	781
BlackRock Basic Value V.I. Class III	17,983	2,268
BlackRock Global Allocation V.I. Class III	161,485	75,942
Fidelity VIP Contrafund Service Class 2	122,096	81,636
Fidelity VIP Freedom 2020 Service Class 2 (1)	67,645	148
Fidelity VIP Freedom 2030 Service Class 2 (1)	5,421	297
Fidelity VIP Growth Service Class 2	4,496	1,502
Fidelity VIP Mid Cap Service Class 2	36,759	20,487
Fidelity VIP Value Strategies Service Class 2	3,165	1,388
International Growth Service Class	69,070	3,664
INTECH Risk-Managed Core Service Class	2,248	1,043
Mid Cap Growth Service Class	37,125	1,273
Legg Mason Partners Variable Mid Cap Core — Class II (1)	2,529	59
MFS New Discovery Series Service Class (1)	11,152	4,417
MFS Utilities Series Service Class	96,476	11,408
NACM Small Cap (formerly named OpCap Small Cap) (1)	16,906	1,172
T. Rowe Price Blue Chip Growth — II	62,439	13,934
T. Rowe Price Equity Income — II	53,414	57,170
Van Eck Worldwide Hard Assets	135,736	42,357

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

PACIFIC SELECT EXEC SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2008 and 2007 were as follows:

	2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Small-Cap Growth (formerly named Fasciano Small Equity)	16,047	(7,760)	8,287	8,892	(6,543)	2,349
International Value	42,873	(22,522)	20,351	105,073	(14,278)	90,795
Long/Short Large-Cap (1)	12,679	(1,504)	11,175
International Small-Cap	11,061	(3,239)	7,822	3,626	(1,893)	1,733
Equity Index	35,559	(28,434)	7,125	24,304	(32,819)	(8,515)
Small-Cap Index	15,553	(20,433)	(4,880)	16,574	(13,144)	3,430
Diversified Research	11,318	(7,872)	3,446	5,681	(5,077)	604
Equity	5,952	(5,345)	607	9,019	(1,946)	7,073
American Funds Growth-Income	19,381	(11,226)	8,155	12,575	(7,242)	5,333
American Funds Growth	22,708	(7,071)	15,637	10,445	(6,784)	3,661
Large-Cap Value	34,277	(24,054)	10,223	106,823	(91,122)	15,701
Technology	6,483	(4,968)	1,515	10,051	(9,412)	639
Short Duration Bond	18,362	(14,616)	3,746	13,509	(10,157)	3,352
Floating Rate Loan (2)	3,823	(2,016)	1,807	5,348	(345)	5,003
Diversified Bond	15,944	(7,789)	8,155	9,391	(2,171)	7,220
Growth LT	24,911	(13,563)	11,348	19,742	(20,230)	(488)
Focused 30	8,174	(5,921)	2,253	6,808	(6,073)	735
Health Sciences	11,441	(15,549)	(4,108)	95,239	(17,186)	78,053
Mid-Cap Equity (formerly named Mid-Cap Value)	24,454	(17,338)	7,116	247,990	(294,137)	(46,147)
Large-Cap Growth	30,425	(20,561)	9,864	163,991	(116,699)	47,292
International Large-Cap	26,290	(18,551)	7,739	24,559	(25,574)	(1,015)
Small-Cap Value	8,952	(9,625)	(673)	4,684	(2,648)	2,036
Multi-Strategy	3,676	(2,824)	852	5,556	(2,533)	3,023
Main Street Core	26,829	(17,761)	9,068	34,698	(18,003)	16,695
Emerging Markets	10,011	(6,196)	3,815	7,260	(64,284)	(57,024)
Money Market	83,532	(55,127)	28,405	153,156	(153,599)	(443)
High Yield Bond	11,067	(11,182)	(115)	8,090	(5,729)	2,361
Managed Bond	23,391	(23,915)	(524)	56,786	(52,216)	4,570
Inflation Managed	32,569	(25,608)	6,961	15,866	(11,852)	4,014
Comstock	24,957	(18,456)	6,501	23,579	(13,390)	10,189
Mid-Cap Growth	17,044	(19,209)	(2,165)	129,039	(16,561)	112,478
Real Estate	7,289	(5,739)	1,550	6,580	(45,242)	(38,662)
Small-Cap Equity (formerly named VN Small-Cap Value)	5,664	(1,514)	4,150	1,892	(430)	1,462
I (1)	962	(94)	868
II	96	(65)	31	—	(23)	(23)
III	635	(80)	555	—	(14)	(14)
V	100	(66)	34	—	(23)	(23)
BlackRock Basic Value V.I. Class III	1,903	(364)	1,539	762	(104)	658
BlackRock Global Allocation V.I. Class III	9,148	(2,525)	6,623	2,390	(1,723)	667
Fidelity VIP Contrafund Service Class 2	12,068	(8,614)	3,454	13,132	(7,393)	5,739
Fidelity VIP Freedom 2020 Service Class 2 (1)	10,630	(61)	10,569
Fidelity VIP Freedom 2030 Service Class 2 (1)	912	(52)	860
Fidelity VIP Growth Service Class 2	564	(252)	312	1,021	(226)	795
Fidelity VIP Mid Cap Service Class 2	4,178	(2,577)	1,601	8,097	(3,377)	4,720
Fidelity VIP Value Strategies Service Class 2	454	(238)	216	695	(187)	508
International Growth Service Class (3)	7,142	(674)	6,468	5,256	(43)	5,213
INTECH Risk-Managed Core Service Class (4)	271	(124)	147	366	(42)	324
Mid Cap Growth Service Class (4)	3,520	(182)	3,338	344	(40)	304
Legg Mason Partners Variable Mid Cap Core — Class II (1)	384	(12)	372
MFS New Discovery Series Service Class (1)	1,354	(840)	514
MFS Utilities Series Service Class (3)	10,066	(1,392)	8,674	6,660	(54)	6,606
NACM Small Cap (formerly named OpCap Small Cap) (1)	2,199	(101)	2,098
T. Rowe Price Blue Chip Growth — II	6,461	(1,662)	4,799	3,555	(2,087)	1,468
T. Rowe Price Equity Income — II	5,626	(5,847)	(221)	8,710	(3,004)	5,706
Van Eck Worldwide Hard Assets	8,088	(3,473)	4,615	6,073	(1,703)	4,370

(1)	Operations commenced during 2008 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 4, 2007.

(3)	Operations commenced on May 2, 2007.

(4)	Operations commenced on August 27, 2007.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life & Annuity Company:
     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Small-Cap Growth, International Value, Long/Short Large-Cap, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Floating Rate Loan, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Equity (formerly named Mid-Cap Value), Large-Cap Growth, International Large-Cap, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Money Market, High Yield Bond, Managed Bond, Inflation Managed, Comstock, Mid-Cap Growth, Real Estate, Small-Cap Equity, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, International Growth Service Class, INTECH Risk-Managed Core Service Class, Mid Cap Growth Service Class, Legg Mason Partners Variable Mid Cap Core — Class II, MFS® New Discovery Series Service Class, MFS Utilities Series Service Class, NACM Small Cap (formerly named OpCap Small Cap), T. Rowe Price Blue Chip Growth — II, T. Rowe Price Equity Income — II, and Van Eck Worldwide Hard Assets (collectively, the “Variable Accounts”) as of December 31, 2008, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2008, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 27, 2009

Pacific Life & Annuity Company
Client Services Department Mailing Address:
P.O. Box 2030
Omaha, Nebraska 68103-2030

CHANGE SERVICE REQUESTED

Annual Report
as of December 31, 2008

•	Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Form No.	85-23210-08